Summary of Significant Accounting Policies - Summary of the impact by financial statement line item of corrections (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended				12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2022		Nov. 30, 2021		Aug. 31, 2021		Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022		Feb. 28, 2021	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Inducement interest expense				$ (954)	[1]			$ (528)		$ (5,360)	$ (4,217)		$ (7,562)		$ (6,186)	[1]	$ (12,922)	$ (6,691)	$ (13,922)
Total interest and other expense				(21,888)		$ (14,755)		(23,700)		(6,796)	(13,477)	$ (38,455)	(18,637)		(60,343)		(25,433)		(71,869)
Loss before income taxes	$ (13,702)			(41,285)	[1]	(40,077)		(45,337)		(37,581)	(37,980)	(85,414)	(68,812)	$ (61,188)	(126,699)	[1]	(106,393)	(210,820)	(176,465)
Net loss	$ (13,702)	$ (26,495)	$ (20,991)	$ (41,285)	[1],[2]	$ (40,077)	[1]	$ (45,337)	[1]	$ (37,581)	$ (37,980)	$ (85,414)	$ (68,812)	$ (61,188)	$ (126,699)	[1],[2]	$ (106,393)	$ (210,820)	$ (176,465)
Basic loss per share	$ (0.02)			$ (0.06)	[1],[2]	$ (0.06)		$ (0.07)		$ (0.07)	$ (0.07)	$ (0.13)	$ (0.12)	$ (0.08)	$ (0.19)	[1],[2]	$ (0.18)	$ (0.31)	$ (0.30)
Diluted loss per share	$ (0.02)			$ (0.06)		$ (0.06)		$ (0.07)		$ (0.07)	$ (0.07)	$ (0.13)	$ (0.12)	$ (0.08)	$ (0.19)		$ (0.18)	$ (0.31)	$ (0.30)
Additional paid-in capital	$ 715,207			$ 658,449		$ 626,558		$ 573,595		$ 466,779	$ 438,067	$ 626,558	$ 438,067	$ 715,207	$ 658,449		$ 466,779	$ 671,013	$ 532,031
Accumulated deficit	(823,054)			(681,622)		(639,940)		(599,432)		(483,183)	(445,191)	(639,940)	(445,191)	$ (823,054)	(681,622)		(483,183)	(766,131)	(553,675)
Adjustments																				$ 15,533	$ 4,532	$ 525
Accumulated Deficit
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (13,702)	$ (26,495)	$ (20,991)	(41,285)	[1]	(40,077)	[1]	(45,337)	[1]									$ (210,820)	(176,465)
Restatement Adjustment Inducement Expense
Summary Of Significant Accounting Policies [Line Items]
Inducement interest expense																			(13,922)
Total interest and other expense																			(52,634)
Loss before income taxes																			(157,230)
Net loss																			$ (157,230)
Basic loss per share																			$ (0.27)
Additional paid-in capital																			$ 512,796
Accumulated deficit																			(534,440)
Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Inducement interest expense								(9)		(4,139)	(3,758)		(7,103)				(11,242)		(11,366)
Total interest and other expense				(12,931)		(11,282)		(9,302)		(13,200)	(10,463)	(21,103)	(15,623)		(34,034)		(28,823)		(50,078)
Loss before income taxes				(32,328)		(36,604)		(30,939)		(43,985)	(34,966)	(67,543)	(65,798)		(99,871)		(109,783)		(154,674)
Net loss				$ (32,328)		$ (36,604)		$ (30,939)		$ (43,985)	$ (34,966)	$ (67,543)	$ (65,798)		$ (99,871)		$ (109,783)		$ (154,674)
Basic loss per share				$ (0.05)		$ (0.06)		$ (0.05)		$ (0.08)	$ (0.06)	$ (0.11)	$ (0.12)		$ (0.15)		$ (0.18)		$ (0.27)
Diluted loss per share				$ (0.05)		$ (0.06)		$ (0.05)		$ (0.08)	$ (0.06)	$ (0.11)	$ (0.12)		$ (0.15)		$ (0.18)		$ (0.27)
Additional paid-in capital				$ 612,905		$ 589,971		$ 516,816		$ 449,579	$ 414,463	$ 589,971	$ 414,463		$ 612,905		$ 449,579		$ 489,650
Accumulated deficit				(636,078)		(603,353)		(542,653)		(465,983)	(421,587)	(603,353)	(421,587)		(636,078)		(465,983)		(511,294)
Previously Reported | Restatement Adjustment Inducement Expense
Summary Of Significant Accounting Policies [Line Items]
Inducement interest expense																			(11,366)
Total interest and other expense																			(50,078)
Loss before income taxes																			(154,674)
Net loss																			$ (154,674)
Basic loss per share																			$ (0.27)
Additional paid-in capital																			$ 489,650
Accumulated deficit																			(511,294)
Adjustments
Summary Of Significant Accounting Policies [Line Items]
Inducement interest expense								(519)		(1,221)	(459)		(459)				(1,680)		(2,556)
Total interest and other expense				(8,957)		(3,473)		(14,398)		6,404	(3,014)	(17,352)	(3,014)		(26,309)		3,390		(21,791)
Loss before income taxes				(8,957)		(3,473)		(14,398)		6,404	(3,014)	(17,871)	(3,014)		(26,828)		3,390		(21,791)
Net loss				$ (8,957)		$ (3,473)		$ (14,398)		$ 6,404	$ (3,014)	$ (17,871)	$ (3,014)		$ (26,828)		$ 3,390		$ (21,791)
Basic loss per share				$ (0.01)		$ 0.00		$ (0.02)		$ 0.01	$ (0.01)	$ (0.02)	$ 0.00		$ (0.04)		$ 0.00		$ (0.03)
Diluted loss per share				$ (0.01)		$ 0.00		$ (0.02)		$ 0.01	$ (0.01)	$ (0.02)	$ 0.00		$ (0.04)		$ 0.00		$ (0.03)
Additional paid-in capital				$ 45,544		$ 36,587		$ 56,779		$ 17,200	$ 23,604	$ 36,587	$ 23,604		$ 45,544		$ 17,200		$ 42,381
Accumulated deficit				$ (45,544)		$ (36,587)		$ (56,779)		$ (17,200)	$ (23,604)	$ (36,587)	$ (23,604)		$ (45,544)		$ (17,200)		(42,381)
Adjustments | Restatement Adjustment Inducement Expense
Summary Of Significant Accounting Policies [Line Items]
Inducement interest expense																			(2,556)
Total interest and other expense																			(2,556)
Loss before income taxes																			(2,556)
Net loss																			(2,556)
Additional paid-in capital																			23,146
Accumulated deficit																			$ (23,146)

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.
[2]	See Note 2, Summary of Significant Accounting Policies